Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Service revenue	$ 4,375,586	$ 3,977,693	$ 3,489,969
Product sales	778,310	711,363	322,342
Total revenue	5,153,896	4,689,056	3,812,311
Cost of services	2,553,479	2,417,315	2,324,043
Cost of product sales	582,358	520,343	190,454
Selling, general and administrative	945,824	795,252	413,001
Research and development	343,531	277,401	108,175
Restructuring expense	27,934	76,896	23,654
Impairment loss	37,744	12,497	2,597
Transaction expense, net	2,590	49,396	35,336
Total operating expenses	4,493,460	4,149,100	3,097,260
Operating income	660,436	539,956	715,051
Interest income	12,840	17,681	4,765
Other income (expense), net	18,365	(122,295)	(113,593)
Foreign exchange gain (loss), net	101,040	5,611	(3,786)
Interest expense	(469,268)	(457,984)	(262,220)
Total non-operating expenses	(337,023)	(556,987)	(374,834)
Income (loss) before provision for income taxes	323,413	(17,031)	340,217
Provision for income taxes	59,206	38,896	240,413
Net income (loss)	264,207	(55,927)	99,804
Less: Net income attributable to non-controlling interests	45,413	19,647	13,642
Less: Net income attributable to redeemable non-controlling interests	7,457	0	0
Net income (loss) attributable to IGT PLC	$ 211,337	$ (75,574)	$ 86,162
Net income (loss) attributable to IGT PLC per common share - basic (in dollars per share)	$ 1.05	$ (0.39)	$ 0.50
Net income (loss) attributable to IGT PLC per common share - diluted (in dollars per share)	$ 1.05	$ (0.39)	$ 0.49
Weighted-average shares - basic (in shares)	201,511	192,398	173,792
Weighted-average shares - diluted (in shares)	202,214	192,398	174,490